Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Inventories [Line Items]
Inventory write-down	¥ 117,633	¥ 110,901	¥ 80,546
Cost of sales [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	3,635,969	3,317,553	2,495,769
Employee benefits expense [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	307,041	238,133	282,765
Depreciation and amortization expenses [member]
Disclosure of Inventories [Line Items]
Cost of inventories recognised as expense during period	¥ 287,798	¥ 189,230	¥ 201,860